Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2014	2015
	US$	US$
Accounts receivable	6,282	59,916
Allowance of doubtful accounts	—	(5,885)
Accounts receivable, net	6,282	54,031